Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus Duff & Phelps Global Real Estate Securities Fund Class R6
Management Fees	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	1.11%
Less: Fee Waiver and/or Expense Reimbursement	(0.16%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	[2]
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 0.95% for Class R6 Shares and 1.40% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6 | USD ($)	Sold	97	337	596	1,337

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6 | USD ($)	Held	97	337	596	1,337